Selected Quarterly Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

2018	Fourth	Third	Second	First
Revenue	$5,637.6	$5,306.9	$5,585.0	$4,963.8
Cost of sales	1,129.9	1,152.9	1,234.3	1,164.6
Operating expenses(1)	3,085.5	2,738.1	2,756.6	2,446.2
Acquired in-process research and development(2)	329.4	30.0	1,624.5	—
Asset impairment, restructuring, and other special charges	192.7	42.9	(25.5)	56.8
Income before income taxes	931.6	1,341.1	41.7	1,365.7
Income taxes(3)	(189.8)	247.5	273.3	198.5
Net income (loss) from continuing operations	1,121.4	1,093.6	(231.6)	1,167.2
Net income (loss) from discontinued operations	3.7	55.9	(28.3)	50.2
Net income (loss)	1,125.1	1,149.5	(259.9)	1,217.4
Earnings (loss) from continuing operations - basic	1.11	1.07	(0.22)	1.11
Earnings (loss) from discontinued operations - basic	—	0.06	(0.03)	0.05
Earnings (loss) per share—basic	1.11	1.13	(0.25)	1.16
Earnings (loss) from continuing operations - diluted	1.10	1.07	(0.22)	1.11
Earnings (loss) from discontinued operations - diluted	—	0.05	(0.03)	0.05
Earnings (loss) per share—diluted	1.10	1.12	(0.25)	1.16
Dividends paid per share	0.5625	0.5625	0.5625	0.5625

2017	Fourth	Third	Second	First
Revenue	$5,406.4	$4,961.0	$5,091.6	$4,514.9
Cost of sales(4)	1,186.4	1,163.5	1,140.1	957.7
Operating expenses(1)(4)	3,054.0	2,678.2	2,763.8	2,582.5
Acquired in-process research and development(2)	50.0	205.0	—	857.6
Asset impairment, restructuring, and other special charges(5)	830.7	389.2	0.3	111.4
Income before income taxes	397.0	573.1	1,249.4	85.2
Income taxes(3)	1,947.5	29.0	244.3	170.3
Net income (loss) from continuing operations	(1,550.5)	544.1	1,005.1	(85.1)
Net income (loss) from discontinued operations	(106.4)	11.5	2.9	(25.7)
Net income (loss)	(1,656.9)	555.6	1,008.0	(110.8)
Earnings (loss) from continuing operations - basic	(1.48)	0.52	0.96	(0.08)
Earnings (loss) from discontinued operations - basic	(0.10)	0.01	—	(0.02)
Earnings (loss) per share—basic	(1.58)	0.53	0.96	(0.10)
Earnings (loss) from continuing operations - diluted	(1.48)	0.52	0.95	(0.08)
Earnings (loss) from discontinued operations - diluted	(0.10)	0.01	—	(0.02)
Earnings (loss) per share—diluted	(1.58)	0.53	0.95	(0.10)
Dividends paid per share	0.52	0.52	0.52	0.52

(1) Includes research and development and marketing, selling, and administrative expenses.
(2) Acquired IPR&D charges in the second quarter of 2018 were primarily due to the ARMO acquisition. Acquired IPR&D charges in the first quarter of 2017 were due to the CoLucid acquisition. See Note 3 for further discussion.
(3) Income taxes in the fourth quarter of 2018 were a tax benefit primarily due to adjustments associated with U.S. tax reform. Income taxes in the fourth quarter of 2017 were due to the provisional charge resulting from the 2017 Tax Act. See Note 13 for further discussion.
(4) As discussed in Note 2, upon adoption of Accounting Standards Update 2017-07, Compensation-Retirement Benefits: Improving the Presentation of Net Periodic Pension Cost and Net Periodic Postretirement Benefit Cost, pension and postretirement benefit cost components other than service costs are presented in other–net, (income) expense. Results for the quarters in 2017 have been reclassified to reflect the adoption of this standard.
(5) Asset impairment, restructuring, and other special charges in the third quarter 2017 were primarily from asset impairments related to lower projected revenue for Posilac (rbST). In the fourth quarter of 2017, restructuring charges were primarily due to severance costs resulting from the U.S. voluntary early retirement program. See Note 5 for further discussion.